Marketable Securities - InterCure Ltd (Details) - Schedule of changes in marketable securities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of changes in marketable securities [Abstract]
Fair value opening balance	$ 2,273	$ 2,847	$ 298
Sales			(204)
Changes in fair value during the year	138	(574)	2,753
Total marketable securities	$ 2,411	$ 2,273	$ 2,847